Note 4 - Land Held for Sale (Details Textual)			12 Months Ended
	Oct. 05, 2017 USD ($)	Jul. 31, 2014 USD ($) a	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 04, 2017 a
Area of Land | a		5			5
Payments to Acquire Land Held-for-use		$ 2,250,809
Impairment of Long-Lived Assets to be Disposed of			$ 639,497	$ 0
Land			1,611,312
Assets Held-for-sale, Not Part of Disposal Group, Noncurrent			1,611,312
Parcel of Land in Denver, Colorado [Member]
Proceeds from Sale of Land Held-for-use	$ 1,760,000
Parcel of Land in Denver, Colorado [Member] | Subsequent Event [Member]
Proceeds from Sale of Land Held-for-use	$ 1,760,000
Parcel of Land in Denver, Colorado [Member]
Debt Instrument, Collateral Amount			$ 990,000